COMMITMENTS AND CONTINGENCIES - Contractual Obligations and Commercial Commitments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Outstanding letters of credit	$ 8,600
Outstanding purchase commitments, including agreements that are non-cancelable	30
Uncertain Tax Positions
Gross unrecognized tax benefits	3,244	$ 3,244	$ 3,244	$ 3,244
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	541	$ 541	$ 541
Unrecognized tax benefits if recognized, would impact certain deferred tax assets	2,700				$ 2,700
Capital Commitment Amount	$ 1
Capital commitment period	1 year